Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	92 Months Ended
	Mar. 20, 2017	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000179256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saba Closed-End Funds ETF
Without Sales Load [Member] | C000179256
Average Annual Return [Line Items]
Average Annual Return, Percent		31.56%	12.67%	11.37%
iBoxx Liquid High Yield Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx Liquid High Yield Index
Average Annual Return, Percent		12.56%	4.02%	4.61%
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> TR Index
Average Annual Return, Percent		33.89%	15.77%	14.84%